UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor
Miami, FL  33137
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: 7/1/2007 – 6/30/2008

Item 1. Proxy Voting Record.

The Fairholme Fund Proxy Voting Report
July 1, 2007 to June 30, 2008

Name	Ticker	CUSIP	Shareholder	Matter Voted On	Who Proposed the	Was a Vote	How was the	For or Against
of Issuer	Symbol		Meeting Date		Issue	Cast	Vote Cast	Management

Freeport-McMoran Copper & Gold Inc.	FCX	35671D857	7/10/2007
1) Directors Recommend: A vote for election of the following nominees 1. Richard C. Adkerson, 2. Robert J. Allison, Jr., 3. Robert A. Day, 4. Gerald J. Ford, 5. H. Devon Graham, Jr., 6. J. Bennett Johnston, 7. Charles C. Krulak, 8. Bobby Lee Lackley, 9. Jon C. Madonna, 10. Dustan E. McCoy, 11. Gabrielle K. McDonald, 12. James R. Moffett, 13. B.M. Rankin, 14. J. Stapleton Roy, 15. Stephen H. Siegele, 16. J. Taylor Wharton.
					Issuer	Yes	For	For
				2) Ratification of Appointment of Ernst & Young LLP as Independent Auditors.	Issuer	Yes	For	For
				3) Adoption of the proposed amendments to the 2006 Stock Incentive Plan.	Issuer	Yes	For	For

Homefed	HOFD	43739D307	7/10/2007	1) Directors recommend a vote for the following nominees: 1. Patrick D. Bienvenue, 2. Paul J. Borden, 3. Timothy M. Considine, 4. Ian M. Cumming, 5. Michael A. Lobatz, 6. Joseph S. Steinberg.	Issuer	Yes	For	For
				2) Ratification of the selection of PricewaterhouseCoopers LLP as independent Auditors of the Company for 2007.	Issuer	Yes	For	For

Fortescue Metals Group Ltd	FMG	6086253	11/8/2007	1) Approve and adopt the remuneration report for the company and its controlled entities for the year June 30, 2007.	Issuer	Yes	For	For

2) Appoint, subject to BDP receiving consent from ASIC to resign as the Auditors of the Company and for the purposes of Section 327B of the Corporations Act and for all other purposes, BDO Kendalls as the Auditor of the Companies to replace BDO with effect from later of the date of this meeting and the date BDO receives consent from ASIC to resign as the Auditors of the Company.
					Issuer	Yes	For	For
				3) Re-elect Mr. Geoff Brayshaw as a Director of the Company, who retires in accordance with Rule 17.3(9) of the Constitution.	Issuer	Yes	For	For
				4) Re-elect Mr. Russell Scrimshaw as a Director of the Company, who retires in accordance with Rule 17.3(3) of the Constitution.	Issuer	Yes	For	For
				5) Re-elect Mr. Ken Ambrecht as a Director of the Company, who retires in accordance with Rule 17.3(3) of the Constitution.	Issuer	Yes	For	For

6) Approve and ratify, for the purposes of Listing Rule 7.4 and for all other purposes, the allotment and issue of 14,000,000 shares on 24 JUL 2007 at an issue price of AUD 36.00 per share to the Placement Investors pursuant to the Placement on the terms and conditions as specified.
					Issuer	Yes	For	For

7) Approve, pursuant to Rule 17.5(1) of the Constitution and for the purposes of Listing Rule 10.17 and for all other purposes, to increase the maximum aggregate remuneration payable by the Company to the Non-Executive Directors [as a whole], by AUD 250,000, from AUD 500,000 per annum to AUD 750,000 per annum with effect from 01 JUL 2007, divided amongst the Non-Executive Directors in such proportion and manner as the Directors determine or, until so determined, equally.
					Issuer	Yes	For	For

Fortescue Metals Group Ltd	FMG	6086253	12/17/2007
Approve, for the purposes of Section 254H of the Corporations Act and the Company's Constitution and for all other purposes, the issued share capital of the Company be subdivided into 10 shares and that every option on issues be adjusted in accordance with the Listing Rules, on the terms and conditions as specified.
					Issuer	Yes	For	For

IDT Corporation Class C	IDT/C	448947101	12/18/2007	1a) Election of Director Eric Cosentino	Issuer	Yes	For	For
				1b) Election of Director James A. Courter	Issuer	Yes	For	For
				1c) Election of Director Howard S. Jonas	Issuer	Yes	For	For
				1e) Election of Director James R. Mellor	Issuer	Yes	For	For
				1g) Election of Director Judah Schorr	Issuer	Yes	For	For

2) Approval of an amendment to the IDT Corporation 2005 Stock Option and Incentive Plan that will increase the number of shares of the Company's Class B Common Stock available for the grant of awards thereunder by an additional 1,500,000 shares.
					Issuer	Yes	For	For
				3) Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending July 31, 2008.	Issuer	Yes	For	For

IDT Corporation Class B	IDT	448947309	12/18/2007	1a) Election of Director Eric Cosentino	Issuer	Yes	For	For
				1b) Election of Director James A. Courter	Issuer	Yes	For	For
				1c) Election of Director Howard S. Jonas	Issuer	Yes	For	For
				1e) Election of Director James R. Mellor	Issuer	Yes	For	For
				1g) Election of Director Judah Schorr	Issuer	Yes	For	For

2) Approval of an amendment to the IDT Corporation 2005 Stock Option and Incentive Plan that will increase the number of shares of the Company's Class B Common Stock available for the grant of awards thereunder by an additional 1,500,000 shares.
					Issuer	Yes	For	For
				3) Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending July 31, 2008.	Issuer	Yes	For	For

Mueller Water Products Inc. Class B	MWA	624758207	1/30/2008
1) Directors recommend a vote for election of the
following nominees: 01-Donald Boyce, 02-Howard Clark
03-Gregory Hyland, 04-Jerry Kolb, 05-Joseph Leonard,
06-Mark O'Brien, 07- Bernard Rethore, 08-Neil Springer,
09-Lydia Thomas, 10- Michael Tokarz.
					Issuer	Yes	For	For
				2) To approve the Amended and Restated 2006 Stock Incentive Plan.	Issuer	Yes	For	For
				3) To approve the Executive Incentive Plan.	Issuer	Yes	For	For
				4) To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2008.	Issuer	Yes	For	For

Mohawk Industries	MHK	608190104	5/14/2008	1) Directors recommend a vote for election of the following nominees: 01-Mr. Fiedler, 02-Mr. Lorberbaum, 03-Mr. Pokelwaldt.	Issuer	Yes	For	For

Canadian Natural Resources	CNQ	136385101	5/8/2008
1) Directors recommend a vote for election of the
following nominees: 01-Catherine Best,
02-N. Murray Edwards, 03-Gary Filmon, 04-Gordon
Giffin, 05-John Langille, 06-Steve Laut, 07-Keith
MacPhail, 08-Allan Markin, 09-Norman McIntyre,
10-Frank McKenna, 11- James Palmer, 12-Eldon Smith,
13-David Tuer.
					Issuer	Yes	For	For

2) The appointment of PricewaterhouseCoopers, LLP
chartered accountants, Calgery, Alberta, as auditors
of the corporation for the ensuing year and the
authorization of the audit committee of the board of
directors of the corporation to fix their remuneration.
					Issuer	Yes	For	For

USG Corporation	USG	903293405	5/14/2008	1) Directors recommend a vote for election of the following nominees: 01-Robert Barnett, 02-Valerie Barnett, 03-Marvin Lesser, 04-Jamees Metcalf.	Issuer	Yes	For	For
				2) Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending December 31, 2008.	Issuer	Yes	For	For

The St. Joe Company	JOE	790148100	5/13/2008
1) Directors recommend a vote for election of the
following nominees: 01-Michael Ainslie, 02-Hugh Durden,
03-Thomas Fanning, 04-Harry Frampton, 05-Wm. Britton Greene, 06-Adam Herbert, 07-Delores Kesler, 08-John Lord, 09-Walter Revell, 10-Peter Rummell.
					Issuer	Yes	Against 02, 08,10	Against 02, 08,10
				2) To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal 2008.	Issuer	Yes	For	For

Berkshire Hathaway Class A	BRKA	084670108	5/3/2008
1) Directors recommend: A vote for election of the following nominees: 01-Warren E. Buffet, 02-Charles T. Munger, 03-Howard G. Buffet, 04-Susan L. Decker, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter Scott, Jr.
					Issuer	Yes	For	For

Berkshire Hathaway Class B	BRKB	084670207	5/3/2008
1) Directors recommend: A vote for election of the following nominees: 01-Warren E. Buffet, 02-Charles T. Munger, 03-Howard G. Buffet, 04-Susan L. Decker, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter Scott, Jr.
					Issuer	Yes	For	For

Mylan Inc.	MYL	628530107	4/25/2008
1) Directors recommend a vote for election of the
following nominees: 01-Milan Puskar, 02-Robert Coury,
03-Wendy Cameron, 04-Neil Dimick, 05-D.J. Leech, 06-
Joseph Maroon, 07-N. Prasad, 08-Rodney Piatt, 09-
C.B. Todd, 10-R.L. Vanderveen.
					Issuer	Yes	For	For
				2) Approve an amendment to the 2003 Long-Term Incentive Plan.	Issuer	Yes	For	For
				3) To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal 2008.	Issuer	Yes	For	For

Bristol-Myers Squibb Company	BMY	110122108	5/6/2008	1A-Election of director L.B. Cambell	Issuer	Yes	For	For
				1B-Election of director J.M. Cornelius	Issuer	Yes	For	For
				1C-Election of director L.J. Fresh	Issuer	Yes	For	For
				1D-Election of director L.H. Glimcher	Issuer	Yes	For	For
				1E-Election of director M. Grobstein	Issuer	Yes	For	For
				1F-Election of director L. Johansson	Issuer	Yes	For	For
				1G-Election of director A.J. Lacy	Issuer	Yes	For	For
				1H-Election of director V.L. Sato	Issuer	Yes	For	For
				1I-Election of director T.D. West	Issuer	Yes	For	For
				1J-Election of director R.S. Williams	Issuer	Yes	For	For
				2-Ratification of independent registered public accounting firm.	Issuer	Yes	For	For
				3-Executive compensation disclosure.	Security Holder	Yes	Against	For

Glaxosmithkline PLC	GSK	37733W105	5/21/2008	O1- To receive and adopt the directors report and the financial statements.	Issuer	Yes	For	For
				O2- To approve the remuneration report.	Issuer	Yes	For	For
				O3- To elect Mr. Andrew Witty as a director.	Issuer	Yes	For	For
				O4- To elect Mr. Christopher Viehbacher as a director.	Issuer	Yes	For	For
				O5- To elect Professor Sir Roy Anderson as a director.	Issuer	Yes	For	For
				O6- To re-elect Sir Christopher Gent as a director.	Issuer	Yes	For	For
				O7- To re-elect Sir Ian Prosser as a director.	Issuer	Yes	For	For
				O8- To re-elect Dr. Ronaldo Schmitz as a director.	Issuer	Yes	For	For
				O9- Re-appointment of auditors.	Issuer	Yes	For	For
				O10-Remuneration of auditors.	Issuer	Yes	For	For
				S11- To authorize the company to make donations to EU political organizations and incur EU political expenditure.	Issuer	Yes	For	For
				S12-Authority to allot shares.	Issuer	Yes	For	For
				S13-Disapplication of pre-emption rights.	Issuer	Yes	For	For
				S14-Authority for the company to purchase its own shares.	Issuer	Yes	For	For
				S15-Adopt new articles of association.	Issuer	Yes	For	For

Sears Holdings Corp.	SHLD	812350106	5/5/2008
1) Directors recommend a vote for election of the
the following nominees: 01-William C. Crowley, 02-
Edward Lampert, 03-Steven Mnuchin, 04-Richard Perry,
05-Ann Reese, 06-Kevin Rollins, 07-Emily Scott, 08-
Thomas Tisch.
					Issuer	Yes	For	For
				2) Ratify the appointment by the audit committee of Deloitte & Touche LLP as the company's independent public accountants for fiscal year 2008.	Issuer	Yes	For	For
				3) Stockholder proposal regarding majority vote shareholder committee.	Security Holder	Yes	Against	For

Wellpoint Inc.	WLP	94973V107	5/21/2008	1) Directors recommend a vote for election of the following nominees: 01-Angela Braly, 02-William Bush, 03-Warren Jobe, 04-William Mays, 05-Senator Donald Riegle, 06-William Ryan.	Issuer	Yes	For	For
				2) Ratify the appointment by the audit committee of Ernst & Young LLP as the company's independent registered public accounting firm for 2008.	Issuer	Yes	For	For
				3) Shareholder proposal concerning an advisory resolution on compensation of named executive officers.	Security Holder	Yes	Against	For

Leucadia National Corp.	LUK	527288104	5/13/2008
1) Directors recommend a vote for election of the
following nominees: 01-Ian Cumming, 02-Paul Dougan,
03-Lawrence Glaubinger, 04-Alan Hirschfield, 05-James
Jordan, 06-Jeffrey Keil, 07-Jesse Clyde Nichols, 08-Joseph
Steinberg.
					Issuer	Yes	For	For
				2) Ratification of the selection of PricewaterhouseCoopers LLP as independent accountants of the company for 2008.	Issuer	Yes	For	For

Ensign Energy Services	ESI	293570107	5/21/2008	1) Election of the following directors: 01-Murray Edwards, 02-Robert Geddes, 03-James Howe, 04-Len Kangas, 05-Selby Porter, 06-John Schroeder, 07-Kenneth Skirka, 08-Gail Surkan, 09-Barth Witham.	Issuer	Yes	For	For
				2) To set the number of directors of the corporation at nine.	Issuer	Yes	For	For

3) The appointment of PricewaterhouseCoopers LLP,
chartered accountants, as auditors of the corporation
for the ensuing fiscal year and the authorization in
favour of the directors to fix their remuneration.
					Issuer	Yes	For	For
				4) To approve the stock option plan of the corporation, the details of which are more particularly described in the information circular of the corporation dated April 11, 2008.	Issuer	Yes	For	For

United Rentals, Inc.	URI	911363109	6/11/2008	1) Directors recommend a vote for election of the following nominees: 01-Wayland Hicks, 02-John McKinney, 03-Singleton B. McAllister, 04-Jenne Britell.	Issuer	Yes	For	For
				2) Ratification of appointment of independent auditors.	Issuer	Yes	For	For

Echostar Corp.	SATS	278768106	6/5/2008	1) Directors recommend a vote for election of the following nominees: 01-Michael Dugan, 02-Charles Ergen, 03- Steven Goodbarn, 04-David Moskowitz, 05- Tom Ortolf, 06-Michael Schroeder, 07-Carl Vogel.	Issuer	Yes	For	For
				2) To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2008.	Issuer	Yes	For	For

Dish Network Corporation	DISH	25470M109	6/5/2008
1) Directors recommend a vote for election of the
following nominees: 01-James DeFranco, 02-Cantey
Ergen, 03-Charles Ergen, 04-Steven Goodbarn, 05-Gary
Howard, 06-David Moskowitz, 07-Tom Ortolf, 08-Carl
Vogel.
					Issuer	Yes	For	For
				2) To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2008.	Issuer	Yes	For	For
				3) The shareholder proposal to amend the corporation's equal opportunity policy.	Security Holder	Yes	Against	For
				4) To transact such other business as may properly come before the annual meeting or any adjournment thereof.	Issuer		For	For

JZE Equity Partners PLC	JZE.LN	0290481	6/16/2008	1) Approve the recommended proposals for the voluntary winding-up of the Company and the roll-over of shareholders' interest into a new Guernsey incorporated Company, JZ Capital Partners Limited.	Issuer	Yes	For	For

2) Approve to sanction and consent: a) to passing and
carrying into effect of the resolution set out in the
notices of EGM of the Company convened for 16 and 26
JUN 2008; b) the implementation in all other respects
of the proposals; c) to any modification to, abrogation of
or variation to the rights attached to the ordinary shares
which will or may result from the passing and carrying
into effect of the Resolution and/or the implementation
of the proposals.
					Issuer Issuer	Yes Yes	For For	For For

3) Amend the Articles of Association of the Company
as a preliminary matter to deal with US Securities Law
Issues in connection with the receommended proposals
for the voluntary winding-up of the Company and the
roll-over of shareholders' interest into new Guernsey
Incorporated Company, JZ Capital Partners Limited.
					Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fairholme Funds, Inc.

By (Signature and Title)* /s/ Bruce R. Berkowitz
   Bruce R. Berkowitz
   President

Date           8/18/08
* Print the name and title of each signing officer under his or her signature.